Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 202,411	$ 29,382	¥ 27,150
Restricted cash			12,046
Amount due from a related party
Short-term investments	14,160	2,056	68,575
Prepayments and other current assets
Current assets from discontinued operations	124,983	18,142	358,447
Total current assets	341,554	49,580	466,218
Non-current assets:
Property and equipment, net
Intangible assets, net
Long-term investments
Goodwill
Deferred tax assets
Amount due from a related party
Operating lease right-of-use assets
Other non-current assets
Non-current assets from discontinued operations			36,955
Total non-current assets			36,955
Total assets	341,554	49,580	503,173
Current liabilities:
Accrued expenses and other current liabilities	71,367	10,359	13,019
Loan payables	31,001	4,500
Income taxes payable
Prepayments from customers
Amounts due to related parties
Short-term loans	1,516	220
Operating lease liabilities, current portion
Current liabilities from discontinued operations	4,958,115	719,715	4,303,626
Long-term loans, current portion	421,880	61,240	400,932
Total current liabilities	5,483,879	796,034	4,717,577
Non-current liabilities:
Deferred tax liabilities
Long-term loans
Convertible senior notes	241,115	35,000	226,114
Unrecognized tax benefit
Operating lease liabilities, non-current portion
Other non-current liabilities
Non-current liabilities from discontinued operations			180,727
Total non-current liabilities	241,115	35,000	406,841
Total liabilities	5,724,994	831,034	5,124,418
Commitments and contingencies
Shareholders’ equity:
Class A ordinary shares	97	14	26
Class B ordinary shares			16
Treasury stock			(344)
Additional paid-in capital	5,829,135	846,151	5,337,962
Statutory reserves	16,427	2,385	16,427
Accumulated deficit	(11,242,003)	(1,631,878)	(10,078,429)
Accumulated other comprehensive income	38,918	5,650	92,693
Total Meta Data Limited shareholders’ equity	(5,357,426)	(777,678)	(4,631,649)
Non-controlling interests	(26,014)	(3,776)	10,404
Total shareholders’ equity	(5,383,440)	(781,454)	(4,621,245)
Total liabilities, non-controlling interests and shareholders’ equity	¥ 341,554	$ 49,580	¥ 503,173